Offsets	Jan. 26, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC TO
File Number	005-90234
Initial Filing Date	Dec. 22, 2025
Fee Offset Claimed	$ 7,048.57
Explanation for Claimed Amount	The fee of $7,048.57 was paid in connection with the filing of the Schedule TO-I by Carlyle Credit Solutions, Inc. (File No. 005-90234) on December 22, 2025.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Carlyle Credit Solutions, Inc.
Form or Filing Type	SC TO
File Number	005-90234
Filing Date	Dec. 22, 2025
Fee Paid with Fee Offset Source	$ 7,048.57